Property, Plant and Equipment, Net: Property, Plant and Equipment, Net (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment, Gross	$ 20,917,215	$ 18,212,322	$ 11,913,458
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(3,668,064)	(2,827,442)	(2,188,340)
Construction in Progress, Gross	78,712	2,293,573	1,956,154
Property, plant and equipment, net	17,327,863	17,678,453	11,681,272
Buildings
Property, Plant and Equipment, Gross	11,520,404	9,121,541	8,928,545
Plant Equipment
Property, Plant and Equipment, Gross	8,832,992	8,548,658	2,490,764
Office Equipment
Property, Plant and Equipment, Gross	285,152	250,339	208,539
Vehicles
Property, Plant and Equipment, Gross	$ 278,667	$ 291,784	$ 285,610